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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2


             Read instructions at end of Form before preparing Form.
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1. Name and address of issuer:      Excelsior Funds, Inc.
                                    73 Tremont Street
                                    Boston, MA 02108

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2. Name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities, check the box but do not list series or classes): [ X ]


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3. Investment Company Act File Number:      811-4088

   Securities Act File Number:               2-92665

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4(a). Last day of fiscal year for which this Form is filed:   MARCH 31, 2000

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4(b). [ ] Check box if this Form is being filed late (i.e., more than 90 days after the end of the issuer's fiscal year). (See instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.

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4(c). [ ] Check box if this is the last time the issuer will be filing this
          Form.

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5. Calculation of registration fee:

          (i)  Aggregate sale price of securities sold during
               the fiscal year pursuant to section 24f-2:       $ 19,399,189,889
                                                                ================

         (ii)  Aggregate price of securities redeemed
               or repurchased during the fiscal year:           $ 17,712,890,028
                                                                ----------------

        (iii)  Aggregate price of securities redeemed or
               repurchased during any prior fiscal year ending
               no earlier than October 11, 1995 that were not
               previously used to reduce registration fees
               payable to the Commission:                       $      n/a
                                                                ----------------

         (iv)  Total available redemption credits [add
               Items 5(ii) and 5(iii)]:                         $ 17,712,890,028

          (v)  Net sales - if Item 5(i) is greater than
               Item 5(iv) [subtract Item 5(iv) from
               Item 5(i)]:                                      $  1,686,299,861
                                                                ----------------


         (vi)  Redemption credits available for use in future
               years -- if Item 5(i) is less than Item 5(iv)
               [subtract Item 5(iv) from Item 5(i)]:            $     (n/a)
                                                                ----------------


        (vii)  Multiplier for determining registration fee
               (See Instruction C.9):                               x .000264
                                                                ----------------

       (viii)  Registration fee due [multiply Item 5(v) by
               Item 5(vii)] (enter "0" if no fee is due):          = $445,183.16
                                                                ----------------

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6. Prepaid Shares

     If the response to Item 5(i) was determined by deducting
     an amount of securities that were registered under the
     Securities Act of 1933 pursuant to rule 24e-2 in effect
     before October 11, 1997, then report the amount of
     securities (number of shares or other units) deducted
     here:
                                                                ----------------
       n/a  . If there is a number of shares or other units
     -------
     that were registered pursuant to rule 24e-2 remaining
     unsold at the end of the fiscal year for which this Form
     is filed that are available for use by the issuer in
     future fiscal years, then state that number here:  n/a  .
                                                      -------

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7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See
   Instruction D):

                                                                +$           n/a

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8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:


                                                                    =$445,183.16
                                                                ----------------

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9. Date the registration fee and any interest payment was sent to the
   Commissions's lockbox depository:

         June 27, 2000

         Method of Delivery:

                  [X]    Wire Transfer
                  [ ]    Mail or other means

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                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ PATRICIA LEYNE, ASSISTANT TREASURER
                          ---------------------------------------

                                PATRICIA LEYNE, ASSISTANT TREASURER
                                -----------------------------------

Date     June 28, 2000

 *Please print the name and title of the signing officer below the signature.